UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Advantage Small Cap Core Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer,  BlackRock Funds, 55 East 52nd

Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2020

Date of reporting period: 11/30/2019

Item 1 – Report to Stockholders

NOVEMBER 30, 2019

2019 Semi-Annual Report (Unaudited)

BlackRock FundsSM

•	BlackRock Advantage Small Cap Core Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Investment performance in the 12 months ended November 30, 2019 was a tale of two markets. The first half of the reporting period was characterized by restrictive monetary policy, deteriorating economic growth, equity market volatility, and rising fear of an imminent recession. During the second half of the reporting period, stocks and bonds rebounded sharply, as influential central banks shifted toward accommodative monetary policy, which led to broad-based optimism that a near-term recession could be averted.

After the dust settled, equity and bond markets posted solid returns while weathering significant volatility. U.S. large cap equities advanced the most, while equities at the high end of the risk spectrum — emerging markets and U.S. small cap — posted modest positive returns.

Fixed-income securities played an important role in diversified portfolios by delivering strong returns amid economic uncertainty, as interest rates declined (and bond prices rose). Long-term bonds, particularly long-term Treasuries, proved to be an effective ballast for diversified investors. Investment-grade and high-yield corporate bonds also posted solid returns, as the credit fundamentals in corporate markets remained relatively solid.

In the U.S. equity market, volatility spiked in late 2018, as a wide variety of risks were brought to bear on markets, including rising interest rates, slowing global growth, and heightened trade tensions. Volatility also rose in emerging markets, as the appreciating U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. Despite an economic slowdown in Europe and ongoing uncertainty about Brexit, European equities posted a modest positive return.

As equity performance faltered and global economic growth slowed, the U.S. Federal Reserve (the “Fed”) shifted away from policies designed to decrease inflation in favor of renewed efforts to stimulate economic activity. The Fed left interest rates unchanged in January 2019, then reduced interest rates three times thereafter, starting in July 2019. Similarly, the Fed took measures to support liquidity in short-term lending markets. Following in the Fed’s footsteps, the European Central Bank announced aggressive economic stimulus measures, including lower interest rates and the return of its bond purchasing program. The Bank of Japan signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world despite the headwind of rising geopolitical and trade tensions. Hopes continued to remain high as the current economic expansion became the longest in U.S. history.

Looking ahead, we believe U.S. economic growth will stabilize and gradually improve in 2020. The primary drivers of recent market performance — trade and monetary policies — could take a back seat to a nascent expansion in manufacturing and a recent uptick in global growth. The headwinds of policy uncertainty in 2019 could become tailwinds in 2020 due to pro-cyclical policy shifts.

Overall, we favor increasing investment risk to benefit from the brighter outlook. In addition to having a positive view for equities overall, we favor emerging market equities over developed market equities. Increasing cyclical exposure through value-style investing and maintaining a meaningful emphasis on high-quality companies through quality factors also makes sense for diversified investors. In fixed income, government bonds continue to be important portfolio stabilizers, while emerging market bonds, particularly local currency bonds, offer relatively attractive income opportunities.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of November 30, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	15.26%	16.11%
U.S. small cap equities (Russell 2000® Index)	11.66	7.51
International equities (MSCI Europe, Australasia, Far East Index)	9.79	12.44
Emerging market equities (MSCI Emerging Markets Index)	5.87	7.28
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.10	2.32
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	3.88	13.34
U.S. investment-grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	3.81	10.79
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.31	8.13
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.27	9.68
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of November 30, 2019	BlackRock Advantage Small Cap Core Fund

Investment Objective

BlackRock Advantage Small Cap Core Fund’s (the “Fund”) investment objective is to seek capital appreciation over the long term.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended November 30, 2019, the Fund outperformed its benchmark, the Russell 2000® Index.

What factors influenced performance?

Markets ended the period higher despite a highly changeable backdrop, as investor sentiment was influenced by prevailing geopolitical risks. The period began with a strong recovery in June, as markets regained their footing following May’s sharp selloff, which resulted from fears over escalating trade tensions between the United States and China. However, sentiment turned negative in August following a further increase in geopolitical risk. These concerns faded for the remainder of the period as investors anticipated a phase one deal on trade and U.S. economic data suggested that investors had become overly bearish. Ultimately, this provided a relatively sanguine backdrop where realized market volatility was at odds with the sizable risk observed across various market dimensions. The resultant rotations across style factors hit historical extremes in September as momentum strategies lagged value styles by one of the widest monthly margins on record.

Despite the challenging environment, the Fund delivered strong outperformance as the stock selection model broadly performed well with all signal composites providing gains. Positive contributions were led by fundamental insights, most notably quality measures. A machine-learned insight that creates bespoke security level allocations across generic style factors performed well, as a more defensive quality posture through an underweight to both financials and materials was rewarded. Additionally, more traditional quality measures were broadly rewarded given the market rotations. These included signals that prefer stocks with lower volatility as well as those that demonstrate earnings consistency. Elsewhere, both fundamental and sentiment insights that look toward company management communications performed well. In this vein, a signal that looks for differences between executive communications and press releases along with proprietary text analyses of conference calls to identify long-term fundamental expectations provided strong gains. Further, within sentiment, a newly added insight that seeks to identify institutional investor interest based on management roadshow activity was a top performer. Finally, amid the severe market rotations in September, fundamental value insights were able to drive gains by capturing the shift in investor preference. A signal that compares companies across research and development expenditures was additive. More traditional valuation measures, such as comparing stocks across sales, also benefited from the rotation.

Despite the broad outperformance, a few signals were notable detractors. A quality insight that prefers stocks where founding members remain in operational capacities was the largest underperformer during the period. This signal struggled through stock selection within the technology sector. Importantly, this insight has been one of the top performers over the longer period as it demonstrates more of a growth orientation, which has been rewarded in the market. Elsewhere, cross-market sentiment insights that seek to identify investor positioning slightly detracted. This was led by underperformance from a signal that looks towards retail investors, which struggled in health care. Additionally, signals that gauge sentiment from bond investors detracted as it was challenged by interest rate volatility. Partially offsetting these losses, signals that capture informed hedge fund positioning were broadly additive. Finally, macro thematic insights delivered mixed results as gains from a currency model were partially offset by losses from a regional one.

Describe recent portfolio activity.

During the 12-month period, the Fund maintained a balanced allocation of risk across all major return drivers. However, a number of new stock selection insights were added to the Fund. The Fund added a new signal that uses the existing library of the investment adviser’s insights to create bespoke allocation models at the individual stock level. This builds upon earlier machine-learned capabilities developed by the investment adviser. Additionally, a new insight that looks to identify trade crowding from broker concentration was added.

Describe Fund positioning at period end.

Relative to the Russell 2000® Index, the Fund remained largely sector-neutral at period end. The Fund ended the period with slight overweight positions in real estate and health care, while being slightly underweight in utilities and financials.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of November 30, 2019 (continued)	BlackRock Advantage Small Cap Core Fund

Performance Summary for the Period Ended November 30, 2019

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		Since Inception(c)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	16.03%	14.78%	N/A	10.10%	N/A	11.34%	N/A
Investor A	15.94	14.52	8.51%	9.82	8.64%	11.06	10.17%
Investor C	15.47	13.62	12.62	8.98	8.98	10.22	10.22
Class K	16.13	14.81	N/A	10.13	N/A	11.37	N/A
Russell 2000® Index (d)	11.66	7.51	N/A	8.22	N/A	9.76	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities or other financial instruments that are components of, or have market capitalizations similar to, the securities included in the Russell 2000® Index.

(c)	The Fund commenced operations on March 14, 2013.
(d)

An unmanaged index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical(b)
	Beginning Account Value (06/01/19)	Ending Account Value (11/30/19)	Expenses Paid During the Period(a)	Beginning Account Value (06/01/19)	Ending Account Value (11/30/19)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,160.30	$2.68	$1,000.00	$1,022.38	$2.51	0.50%
Investor A	1,000.00	1,159.40	4.03	1,000.00	1,021.13	3.77	0.75
Investor C	1,000.00	1,154.70	8.03	1,000.00	1,017.41	7.52	1.50
Class K	1,000.00	1,161.30	2.41	1,000.00	1,022.63	2.26	0.45

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

(b)

Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366. See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Texas Roadhouse, Inc.	1%
Cirrus Logic, Inc.	1
EastGroup Properties, Inc.	1
Cathay General Bancorp	1
MDC Holdings, Inc.	1
Paylocity Holding Corp.	1
TriState Capital Holdings, Inc.	1
Benefitfocus, Inc.	1
Comfort Systems USA, Inc.	1
Asbury Automotive Group, Inc.	1

(a)	Excludes short-term investments.

SECTOR ALLOCATION

Sector	Percent of Net Assets
Health Care	18%
Financials	17
Industrials	15
Information Technology	14
Consumer Discretionary	12
Real Estate	9
Consumer Staples	3
Materials	3
Utilities	3
Communication Services	3
Energy	2
Short-Term Securities	7
Liabilities in Excess of Other Assets	(6)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

FUND SUMMARY	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of the Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately ten years.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assumes reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver may be reduced or discontinued at any time. With respect to the Fund’s contractual waiver, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on June 1, 2019 and held through November 30, 2019) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

6	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) November 30, 2019	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.7%

Aerospace & Defense — 0.6%
AAR Corp.	12,485	$557,955
Aerojet Rocketdyne Holdings, Inc. (a)	10,076	445,359
Ducommun, Inc. (a)	7,601	371,537
HEICO Corp., Class A	16,427	1,649,928
Mercury Systems, Inc. (a)	17,651	1,292,936
Parsons Corp. (a)	38,495	1,540,955
Vectrus, Inc. (a)	6,266	319,190
Wesco Aircraft Holdings, Inc. (a)	29,014	317,993

		6,495,853

Air Freight & Logistics — 0.5%
Echo Global Logistics, Inc. (a)	40,380	808,811
Hub Group, Inc., Class A (a)(b)	81,791	4,177,066
Radiant Logistics, Inc. (a)	51,839	277,339

		5,263,216

Airlines — 0.2%
SkyWest, Inc.	2,209	138,372
Spirit Airlines, Inc. (a)(b)	52,292	2,043,048

		2,181,420

Auto Components — 1.1%
Adient PLC (a)	22,198	485,248
American Axle & Manufacturing Holdings, Inc. (a)	90,505	892,379
Cooper-Standard Holdings, Inc. (a)(b)	11,945	339,596
Dana, Inc.	206,431	3,499,005
LCI Industries	40,597	4,321,957
Motorcar Parts of America, Inc. (a)	7,924	154,597
Standard Motor Products, Inc.	16,678	840,071
Tenneco, Inc., Class A	112,141	1,389,427
Visteon Corp. (a)	6,758	632,076

		12,554,356

Banks — 9.0%
Ameris Bancorp	37,176	1,622,732
Bancorp, Inc. (a)	78,514	870,720
BancorpSouth Bank	6,440	200,284
Bank of Commerce Holdings	50,450	577,653
BankFinancial Corp.	12,404	169,315
Banner Corp.	67,339	3,678,730
BOK Financial Corp.	2	167
Cadence BanCorp	140,973	2,327,464
Capital City Bank Group, Inc.	18,617	538,590
Cathay General Bancorp	310,455	11,430,953
CenterState Bank Corp.	66,967	1,702,971
Central Pacific Financial Corp.	18,484	537,145
CVB Financial Corp.	23,994	512,512
First BanCorp	11,604	121,842
First Commonwealth Financial Corp.	31,962	454,180
First Community Bancshares, Inc.	8,127	247,792
First Financial Corp.	41,558	1,837,695
First Financial Northwest, Inc.	70,603	1,039,982
First Horizon National Corp.	12,897	207,384
First Merchants Corp.	48,037	1,945,018
First Midwest Bancorp, Inc.	36,821	793,861
Glacier Bancorp, Inc.	40,698	1,784,607
Hancock Whitney Corp.	10,973	445,614
Heritage Commerce Corp.	5,944	74,300
Home BancShares, Inc.	276,866	5,210,618
IBERIABANK Corp.	28,589	2,086,711
Independent Bank Group, Inc.	114,955	6,624,857
Investors Bancorp, Inc.	160,583	1,936,631
Lakeland Bancorp, Inc.	111,145	1,853,899
Macatawa Bank Corp.	19,763	211,662
Mercantile Bank Corp.	66,385	2,340,071
MidWestOne Financial Group, Inc.	8,387	285,158
National Bank Holdings Corp., Class A	24,454	876,431
Opus Bank	41,387	1,064,060

Security	Shares	Value

Banks (continued)
Republic Bancorp, Inc., Class A	33,853	$1,564,009
Republic First Bancorp, Inc. (a)(b)	416,339	1,648,702
S&T Bancorp, Inc.	3,957	149,258
Sandy Spring Bancorp, Inc.	243,421	8,607,367
Sierra Bancorp	58,289	1,562,145
South Plains Financial, Inc.	28,332	537,741
South State Corp.	46,834	3,900,336
Synovus Financial Corp.	42,389	1,614,597
TCF Financial Corp.	151,091	6,419,857
TriState Capital Holdings, Inc. (a)(b)	382,918	9,278,103
United Community Banks, Inc.	110,433	3,423,423
Univest Financial Corp.	91,475	2,388,412
WesBanco, Inc.	37,584	1,371,064
West Bancorporation, Inc.	21,127	512,964
Wintrust Financial Corp.	45,599	3,096,628

		101,686,215

Beverages — 0.2%
National Beverage Corp. (a)	37,312	1,852,168

Biotechnology — 8.1%
ACADIA Pharmaceuticals, Inc. (a)	65,915	2,985,290
Acceleron Pharma, Inc. (a)(b)	31,874	1,560,551
Acorda Therapeutics, Inc. (a)	91,884	147,014
Agenus, Inc. (a)	523,646	2,194,077
Akebia Therapeutics, Inc. (a)(b)	228,568	1,437,693
Akero Therapeutics, Inc. (a)	9,785	192,667
Allogene Therapeutics, Inc. (a)(b)	21,391	602,798
AMAG Pharmaceuticals, Inc. (a)	47,116	501,785
Amicus Therapeutics, Inc. (a)(b)	45,037	471,988
Apellis Pharmaceuticals, Inc. (a)(b)	37,353	1,004,049
Aptinyx, Inc. (a)	24,653	100,091
Arcus Biosciences, Inc. (a)(b)	154,211	1,275,325
Ardelyx, Inc. (a)	40,628	301,866
Arrowhead Pharmaceuticals, Inc. (a)	42,999	3,139,357
Assembly Biosciences, Inc. (a)(b)	18,508	300,200
Atara Biotherapeutics, Inc. (a)	37,909	538,687
Athersys, Inc. (a)(b)	252,054	332,711
Audentes Therapeutics, Inc. (a)	28,589	829,939
Beyondspring, Inc. (a)	1,202	14,965
BioCryst Pharmaceuticals, Inc. (a)	84,324	240,323
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	16,222	929,845
Blueprint Medicines Corp. (a)(b)	5,546	454,994
Calithera Biosciences, Inc. (a)	231,070	1,136,864
Castle Biosciences, Inc. (a)	5,861	157,837
Celldex Therapeutics, Inc. (a)	23	55
ChemoCentryx, Inc. (a)(b)	95,120	2,884,990
Chimerix, Inc. (a)	70,382	154,840
Coherus Biosciences, Inc. (a)(b)	146,466	2,634,923
Corvus Pharmaceuticals, Inc. (a)(b)	43,610	133,011
Crinetics Pharmaceuticals, Inc. (a)	8,110	158,632
CytomX Therapeutics, Inc. (a)	59,124	370,116
Deciphera Pharmaceuticals, Inc. (a)(b)	36,435	1,723,011
Denali Therapeutics, Inc. (a)	55,541	988,074
Eagle Pharmaceuticals, Inc. (a)	22,423	1,311,297
Editas Medicine, Inc. (a)(b)	21,050	637,394
Emergent BioSolutions, Inc. (a)(b)	24,080	1,321,029
Enanta Pharmaceuticals, Inc. (a)	9,426	600,059
Epizyme, Inc. (a)(b)	42,764	706,461
Esperion Therapeutics, Inc. (a)(b)	19,743	1,014,000
Exact Sciences Corp. (a)(b)	20,031	1,622,711
Exelixis, Inc. (a)	16,676	277,322
Fate Therapeutics, Inc. (a)(b)	104,354	1,630,009
FibroGen, Inc. (a)	47,988	2,033,252
Flexion Therapeutics, Inc. (a)	16,833	298,449
G1 Therapeutics, Inc. (a)	7,783	168,113
Global Blood Therapeutics, Inc. (a)	50,428	3,353,462
Gossamer Bio, Inc. (a)	6,072	154,836
Halozyme Therapeutics, Inc. (a)(b)	118,150	2,290,929
Immunomedics, Inc. (a)	19,553	367,205

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Insmed, Inc. (a)	83,479	$1,924,191
Intellia Therapeutics, Inc. (a)(b)	79,249	1,373,385
Intercept Pharmaceuticals, Inc. (a)(b)	32,975	3,573,501
Intrexon Corp. (a)(b)	82,445	459,219
Invitae Corp. (a)(b)	95,854	1,907,495
Ironwood Pharmaceuticals, Inc. (a)	189,423	2,276,864
Ligand Pharmaceuticals, Inc. (a)	28,592	3,230,896
MacroGenics, Inc. (a)(b)	83,635	792,023
Medicines Co. (a)	34,858	2,935,044
Mirati Therapeutics, Inc. (a)	10,638	1,071,991
Natera, Inc. (a)	86,753	3,165,617
OPKO Health, Inc. (a)(b)	338,001	537,422
Palatin Technologies, Inc. (a)	13,090	10,799
Portola Pharmaceuticals, Inc. (a)	45,456	1,297,769
Precision BioSciences, Inc. (a)(b)	58,158	1,033,468
Principia Biopharma, Inc. (a)	18,003	645,047
Puma Biotechnology, Inc. (a)	59,265	562,425
Ra Pharmaceuticals, Inc. (a)	18,986	887,216
Radius Health, Inc. (a)	10,814	242,234
Repligen Corp. (a)(b)	8,136	722,070
Replimune Group, Inc. (a)	12,300	170,970
Retrophin, Inc. (a)(b)	155,198	2,152,596
Rigel Pharmaceuticals, Inc. (a)(b)	179,124	401,238
Sangamo Therapeutics, Inc. (a)(b)	76,545	826,686
Seres Therapeutics, Inc. (a)(b)	76,875	303,656
Spark Therapeutics, Inc. (a)	17,992	1,999,631
Spectrum Pharmaceuticals, Inc. (a)	115,457	1,036,804
Stemline Therapeutics, Inc. (a)	23,102	246,960
Sutro Biopharma, Inc. (a)	3,116	34,525
Syndax Pharmaceuticals, Inc. (a)(b)	25,129	183,190
Turning Point Therapeutics, Inc. (a)(b)	8,211	461,622
Ultragenyx Pharmaceutical, Inc. (a)(b)	54,125	2,146,056
UNITY Biotechnology, Inc. (a)(b)	38,152	294,533
Unum Therapeutics, Inc. (a)	8,207	6,036
Vanda Pharmaceuticals, Inc. (a)	34,823	582,589
Veracyte, Inc. (a)	84,584	2,429,252
Xencor, Inc. (a)	31,726	1,250,004
Y-mAbs Therapeutics, Inc. (a)	11,845	399,769

		91,259,889

Building Products — 1.2%
Advanced Drainage Systems, Inc.	24,917	950,833
Apogee Enterprises, Inc.	9,138	349,437
Builders FirstSource, Inc. (a)	164,611	4,182,766
Continental Building Products, Inc. (a)	18,971	697,943
Trex Co., Inc. (a)	19,528	1,680,580
Universal Forest Products, Inc.	122,173	6,059,781

		13,921,340

Capital Markets — 1.8%
Ares Management Corp., Class A	31,602	1,045,710
Artisan Partners Asset Management, Inc., Class A	24,568	728,933
Blucora, Inc. (a)	11,838	278,667
Brightsphere Investment Group, Inc.	15,402	148,321
Cohen & Steers, Inc.	37,456	2,514,421
Donnelley Financial Solutions, Inc. (a)	31,874	320,015
Focus Financial Partners, Inc., Class A (a)	33,060	929,317
Hamilton Lane, Inc., Class A	18,555	1,076,190
Moelis & Co., Class A	86,936	2,865,411
Stifel Financial Corp.	127,129	7,948,105
Virtus Investment Partners, Inc.	12,926	1,522,683
Westwood Holdings Group, Inc.	15,308	472,405
WisdomTree Investments, Inc.	48,163	234,072

		20,084,250

Chemicals — 1.1%
Ferro Corp. (a)	12,634	182,182
Ingevity Corp. (a)	11,392	1,028,812
Innophos Holdings, Inc.	19,689	628,079
Innospec, Inc.	32,324	3,180,682

Security	Shares	Value

Chemicals (continued)
PolyOne Corp.	224,392	$7,075,080

		12,094,835

Commercial Services & Supplies — 2.7%
ARC Document Solutions, Inc. (a)	138,198	154,782
CECO Environmental Corp. (a)(b)	26,071	205,179
Deluxe Corp.	18,327	936,143
Ennis, Inc.	42,612	879,512
Healthcare Services Group, Inc.	64,599	1,624,665
Kimball International, Inc., Class B	9,608	205,419
McGrath RentCorp	104,386	7,655,669
Mobile Mini, Inc.	148,527	5,638,085
SP Plus Corp. (a)	14,228	623,898
Steelcase, Inc., Class A	321,671	5,828,679
Tetra Tech, Inc.	37,311	3,294,188
Viad Corp.	63,883	4,018,241

		31,064,460

Communications Equipment — 0.9%
CalAmp Corp. (a)(b)	11,027	115,673
Calix, Inc. (a)	213,870	1,657,493
Ciena Corp. (a)	147,518	5,599,783
TESSCO Technologies, Inc.	94,551	1,060,862
ViaSat, Inc. (a)	21,678	1,593,333

		10,027,144

Construction & Engineering — 1.8%
Comfort Systems USA, Inc.	177,421	9,066,213
Dycom Industries, Inc. (a)	104,093	5,418,041
EMCOR Group, Inc.	14,464	1,286,284
MasTec, Inc. (a)	65,379	4,337,243
MYR Group, Inc. (a)	24,029	825,636

		20,933,417

Construction Materials — 0.2%
Summit Materials, Inc., Class A (a)(b)	107,336	2,562,110

Consumer Finance — 1.0%
Enova International, Inc. (a)	81,874	1,885,558
EZCORP, Inc., Class A (a)	28,913	148,035
FirstCash, Inc.	46,288	3,741,922
Green Dot Corp., Class A (a)	152,384	3,620,644
Regional Management Corp. (a)	58,147	1,889,778

		11,285,937

Distributors — 0.2%
Core-Mark Holding Co., Inc.	89,597	2,414,639

Diversified Consumer Services — 0.8%
Career Education Corp. (a)	9,141	152,472
Chegg, Inc. (a)	72,540	2,812,376
OneSpaWorld Holdings Ltd. (a)	112,331	1,834,365
Strategic Education, Inc.	33,610	4,763,881
Zovio, Inc. (a)	44	89

		9,563,183

Diversified Financial Services — 0.1%
FGL Holdings	104,617	955,153
On Deck Capital, Inc. (a)	28,610	117,587

		1,072,740

Diversified Telecommunication Services — 0.5%
ATN International, Inc.	3,791	212,865
Cogent Communications Holdings, Inc.	67,276	4,216,860
Consolidated Communications Holdings, Inc.	52,355	190,049
IDT Corp., Class B (a)	22,890	163,206
Ooma, Inc. (a)	57,378	796,407
Vonage Holdings Corp. (a)	56,041	443,284

		6,022,671

Electric Utilities — 1.0%
El Paso Electric Co.	22,156	1,502,620
IDACORP, Inc.	84,854	8,913,913

8	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Otter Tail Corp.	2,940	$144,530
PNM Resources, Inc.	13,454	651,846
Portland General Electric Co.	6,523	362,092

		11,575,001

Electrical Equipment — 0.5%
Atkore International Group, Inc. (a)	65,472	2,731,492
AZZ, Inc.	5,989	228,001
Generac Holdings, Inc. (a)	23,666	2,331,101
LSI Industries, Inc.	79,863	433,656
Powell Industries, Inc.	3,350	139,327

		5,863,577

Electronic Equipment, Instruments & Components — 2.6%
Anixter International, Inc. (a)	16,641	1,428,463
Daktronics, Inc.	36,190	222,930
ePlus, Inc. (a)	10,932	913,587
II-VI, Inc. (a)	12,884	376,084
Insight Enterprises, Inc. (a)(b)	39,520	2,592,117
OSI Systems, Inc. (a)(b)	62,086	6,176,936
PC Connection, Inc.	81,562	4,022,638
Sanmina Corp. (a)	164,406	5,229,755
ScanSource, Inc. (a)	155,986	5,525,024
Tech Data Corp. (a)	19,878	2,880,123

		29,367,657

Energy Equipment & Services — 0.8%
Archrock, Inc.	324,759	2,731,223
Exterran Corp. (a)	68,802	370,155
Forum Energy Technologies, Inc. (a)(b)	470,677	616,587
Independence Contract Drilling, Inc. (a)	37,394	29,541
Liberty Oilfield Services, Inc., Class A	14,742	130,319
Matrix Service Co. (a)(b)	62,287	1,304,290
Natural Gas Services Group, Inc. (a)	18,983	205,776
Oceaneering International, Inc. (a)	111,812	1,499,399
Oil States International, Inc. (a)(b)	19,812	315,803
Pioneer Energy Services Corp. (a)	286	10
ProPetro Holding Corp. (a)	126,119	1,087,146
Seadrill Ltd. (a)(b)	25,412	28,461
Superior Energy Services, Inc. (a)	800,853	228,243

		8,546,953

Entertainment — 0.1%
Glu Mobile, Inc. (a)	95,516	528,203
Marcus Corp.	24,179	760,671

		1,288,874

Equity Real Estate Investment Trusts (REITs) — 8.2%
Acadia Realty Trust	173,179	4,655,052
Armada Hoffler Properties, Inc.	202,519	3,657,493
City Office REIT, Inc.	392,302	5,268,616
DiamondRock Hospitality Co.	245,017	2,523,675
EastGroup Properties, Inc.	99,139	13,501,740
First Industrial Realty Trust, Inc.	201,441	8,577,358
Four Corners Property Trust, Inc.	307,291	8,702,481
Hersha Hospitality Trust	236,714	3,356,605
National Storage Affiliates Trust	203,082	6,803,247
NexPoint Residential Trust, Inc.	141,296	6,761,014
Plymouth Industrial REIT, Inc.	13,875	257,243
QTS Realty Trust, Inc., Class A	145,200	7,705,764
Retail Value, Inc.	1,915	68,002
RLJ Lodging Trust	501,902	8,577,505
Ryman Hospitality Properties, Inc.	70,530	6,293,392
STAG Industrial, Inc.	6,779	210,081
Summit Hotel Properties, Inc.	334,564	4,054,916
Sunstone Hotel Investors, Inc.	72,726	1,018,164
Tanger Factory Outlet Centers, Inc.	12,863	195,775
Terreno Realty Corp.	10,370	598,556

		92,786,679

Security	Shares	Value

Food & Staples Retailing — 0.5%
Natural Grocers by Vitamin Cottage, Inc. (b)	21,018	$196,518
Performance Food Group Co. (a)	105,421	4,961,112
Weis Markets, Inc.	9,180	365,639

		5,523,269

Food Products — 2.1%
Calavo Growers, Inc.	54,582	4,868,169
Freshpet, Inc. (a)	75,746	4,070,590
Hostess Brands, Inc. (a)(b)	243,942	3,281,020
J&J Snack Foods Corp.	23,813	4,405,405
John B. Sanfilippo & Son, Inc.	45,867	4,483,041
Lancaster Colony Corp.	2,336	369,158
Landec Corp. (a)	21,425	245,531
Simply Good Foods Co. (a)	74,287	2,052,550

		23,775,464

Gas Utilities — 1.1%
Chesapeake Utilities Corp.	24,736	2,254,439
New Jersey Resources Corp.	106,150	4,515,621
Southwest Gas Holdings, Inc.	76,853	5,822,383

		12,592,443

Health Care Equipment & Supplies — 2.0%
Accuray, Inc. (a)(b)	132,233	407,278
AtriCure, Inc. (a)(b)	55,051	1,637,767
Cerus Corp. (a)	38	165
GenMark Diagnostics, Inc. (a)	66,804	372,766
Globus Medical, Inc., Class A (a)	48,530	2,715,254
Inogen, Inc. (a)	66,506	4,895,507
Integer Holdings Corp. (a)	31,328	2,376,229
iRadimed Corp. (a)(b)	13,489	296,488
iRhythm Technologies, Inc. (a)	28,975	2,088,808
Merit Medical Systems, Inc. (a)	19,274	539,672
Neogen Corp. (a)	2,307	153,577
Novocure Ltd. (a)(b)	36,693	3,382,361
Penumbra, Inc. (a)	3,509	620,812
RTI Surgical Holdings, Inc. (a)(b)	33,898	62,711
SeaSpine Holdings Corp. (a)	2,347	31,051
SI-BONE, Inc. (a)	19,810	352,420
SmileDirectClub, Inc. (a)(b)	116,681	1,163,310
Tandem Diabetes Care, Inc. (a)	19,217	1,326,550

		22,422,726

Health Care Providers & Services — 3.3%
AMN Healthcare Services, Inc. (a)(b)	135,364	8,050,097
Chemed Corp. (b)	9,386	4,036,168
Enzo Biochem, Inc. (a)	66,428	176,034
HealthEquity, Inc. (a)	103,144	6,486,726
LHC Group, Inc. (a)	8,653	1,154,310
Magellan Health, Inc. (a)	12,408	964,474
Patterson Cos., Inc.	451,448	8,785,178
PetIQ, Inc. (a)(b)	16,062	369,426
Select Medical Holdings Corp. (a)	72,509	1,603,174
Surgery Partners, Inc. (a)	33,590	462,870
Tivity Health, Inc. (a)(b)	17,162	388,719
U.S. Physical Therapy, Inc. (b)	42,508	4,967,485

		37,444,661

Health Care Technology — 2.0%
Allscripts Healthcare Solutions, Inc. (a)	402,930	4,343,585
Castlight Health, Inc., Class B (a)	228,461	317,561
Evolent Health, Inc., Class A (a)(b)	262,718	1,894,197
Health Catalyst, Inc. (a)	5,427	215,615
Inovalon Holdings, Inc., Class A (a)(b)	92,136	1,658,448
Inspire Medical Systems, Inc. (a)(b)	11,891	843,785
NextGen Healthcare, Inc. (a)	44,865	826,413
Omnicell, Inc. (a)	77,802	6,223,382
Phreesia, Inc. (a)(b)	104,582	2,940,846
Tabula Rasa HealthCare, Inc. (a)(b)	4,399	196,239

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Teladoc Health, Inc. (a)(b)	28,952	$2,424,440
Vocera Communications, Inc. (a)(b)	36,512	792,310

		22,676,821

Hotels, Restaurants & Leisure — 3.4%
BJ’s Restaurants, Inc.	104,277	4,290,999
Boyd Gaming Corp.	159,898	4,702,600
Brinker International, Inc.	20,053	898,374
Century Casinos, Inc. (a)(b)	110,945	898,655
Cheesecake Factory, Inc.	22,374	975,730
Churchill Downs, Inc.	46,142	5,998,921
Chuy’s Holdings, Inc. (a)(b)	5,336	153,784
Denny’s Corp. (a)(b)	14,727	287,766
J. Alexander’s Holdings, Inc. (a)	55,608	576,655
Penn National Gaming, Inc. (a)	87,148	2,007,018
PlayAGS, Inc. (a)(b)	17,648	202,776
Ruth’s Hospitality Group, Inc.	41,258	964,199
Target Hospitality Corp. (a)(b)	192,428	910,184
Texas Roadhouse, Inc.	257,848	14,929,399
Wingstop, Inc.	6,691	535,280

		38,332,340

Household Durables — 2.2%
Bassett Furniture Industries, Inc.	14,810	225,408
Century Communities, Inc. (a)	21,829	622,127
Helen of Troy Ltd. (a)	11,141	1,798,380
Hooker Furniture Corp.	33,445	796,325
iRobot Corp. (a)(b)	10,138	441,611
KB Home	60,590	2,095,202
La-Z-Boy, Inc.	15,798	499,217
LGI Homes, Inc. (a)	4,248	307,003
M/I Homes, Inc. (a)	52,204	2,311,071
MDC Holdings, Inc.	242,655	9,601,858
Meritage Homes Corp. (a)	26,771	1,781,342
Sonos, Inc. (a)	13,086	181,241
TopBuild Corp. (a)	25,750	2,839,710
TRI Pointe Group, Inc. (a)(b)	60,374	940,627
ZAGG, Inc. (a)(b)	77,324	593,848

		25,034,970

Household Products — 0.0%
Central Garden & Pet Co. (a)	11,491	303,133

Independent Power and Renewable Electricity Producers — 0.2%
TerraForm Power, Inc., Class A	173,216	2,686,580

Insurance — 1.4%
BRP Group, Inc., Class A (a)	7,974	137,312
CNO Financial Group, Inc.	432,849	7,843,224
Employers Holdings, Inc.	33,430	1,436,487
FedNat Holding Co.	20,464	305,118
Global Indemnity Ltd.	5,683	163,500
HCI Group, Inc.	8,739	404,616
Heritage Insurance Holdings, Inc.	31,488	431,071
Investors Title Co.	842	134,931
Kinsale Capital Group, Inc.	32,605	3,301,582
National General Holdings Corp.	39,352	837,804
Protective Insurance Corp., Class B	43,144	727,839
United Insurance Holdings Corp.	10,724	136,088
Universal Insurance Holdings, Inc.	15,720	457,452

		16,317,024

Interactive Media & Services — 1.1%
Care.com, Inc. (a)	68,762	861,588
Cargurus, Inc. (a)(b)	98,356	3,943,092
Cars.com, Inc. (a)	59,173	786,409
EverQuote, Inc., Class A (a)	36,724	1,293,052
QuinStreet, Inc. (a)	29,265	460,631
TrueCar, Inc. (a)	160,072	840,378
Yelp, Inc. (a)	110,861	3,844,659

		12,029,809

Security	Shares	Value

Internet & Direct Marketing Retail — 0.2%
1-800-Flowers.com, Inc., Class A (a)(b)	79,753	$1,074,273
Duluth Holdings, Inc., Class B (a)(b)	9,673	89,282
Rubicon Project, Inc. (a)	30,712	248,153
Stitch Fix, Inc., Class A (a)	43,330	1,021,721
U.S. Auto Parts Network, Inc. (a)(b)	176	394

		2,433,823

IT Services — 2.2%
CSG Systems International, Inc.	106,004	6,062,369
Endurance International Group Holdings, Inc. (a)	70,243	284,484
Hackett Group, Inc.	170,139	2,608,231
International Money Express, Inc. (a)	100,547	1,366,434
LiveRamp Holdings, Inc. (a)(b)	52,301	2,619,757
ManTech International Corp., Class A	109,925	8,527,982
Perficient, Inc. (a)	33,696	1,424,667
Perspecta, Inc.	56,985	1,571,646
Presidio, Inc.	25,063	413,790
Verra Mobility Corp. (a)	13,425	200,972

		25,080,332

Leisure Products — 0.2%
Malibu Boats, Inc., Class A (a)	69,186	2,735,614

Life Sciences Tools & Services — 0.9%
10X Genomics, Inc., Class A (a)(b)	15,121	981,202
Adaptive Biotechnologies Corp. (a)	9,049	246,042
Luminex Corp.	13,040	275,535
Medpace Holdings, Inc. (a)(b)	31,226	2,394,097
NanoString Technologies, Inc. (a)	46,434	1,250,003
NeoGenomics, Inc. (a)(b)	51,783	1,336,519
Personalis, Inc. (a)(b)	26,300	234,070
Syneos Health, Inc. (a)(b)	61,967	3,402,608

		10,120,076

Machinery — 2.8%
Albany International Corp., Class A	14,963	1,252,104
Blue Bird Corp. (a)	8,014	163,085
Briggs & Stratton Corp.	40,305	215,632
CIRCOR International, Inc. (a)	3,963	175,799
ESCO Technologies, Inc. (b)	87,657	7,719,952
Evoqua Water Technologies Corp. (a)	100,826	1,909,644
Federal Signal Corp.	10,559	347,813
Greenbrier Cos., Inc.	39,569	1,113,472
Hillenbrand, Inc.	197,480	6,244,327
John Bean Technologies Corp. (b)	14,312	1,567,880
Miller Industries, Inc.	45,797	1,678,460
Park-Ohio Holdings Corp.	11,248	355,774
Rexnord Corp. (a)(b)	35,898	1,134,018
Wabash National Corp.	112,771	1,776,143
Watts Water Technologies, Inc., Class A	4,563	442,428
Woodward, Inc.	48,290	5,639,789

		31,736,320

Media — 0.7%
Cardlytics, Inc. (a)	8,270	463,534
Emerald Expositions Events, Inc.	46,506	465,525
Entravision Communications Corp., Class A	337,759	959,236
EW Scripps Co., Class A	34,470	514,292
Gannett Co., Inc.	90,283	574,200
Gray Television, Inc. (a)	80,411	1,627,519
iHeartMedia, Inc., Class A (a)(b)	180,740	2,781,589
MSG Networks, Inc., Class A (a)(b)	52,005	844,561

		8,230,456

Metals & Mining — 0.9%
Carpenter Technology Corp.	11,998	630,735
Kaiser Aluminum Corp.	10,428	1,142,700
Materion Corp.	89,188	5,249,606
Olympic Steel, Inc.	37,790	633,360
Ryerson Holding Corp. (a)	123,970	1,321,520

10	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Schnitzer Steel Industries, Inc., Class A	46,346	$998,756
TimkenSteel Corp. (a)	34,588	201,302

		10,177,979

Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Ellington Financial, Inc.	36,585	662,554
Exantas Capital Corp.	3,775	45,451
Great Ajax Corp.	63,171	962,094
Invesco Mortgage Capital, Inc.	348,658	5,662,206
KKR Real Estate Finance Trust, Inc.	44,693	902,352
Ladder Capital Corp.	5,012	86,657
TPG RE Finance Trust, Inc.	27,662	560,155

		8,881,469

Multi-Utilities — 0.2%
Avista Corp.	47,281	2,235,446
Black Hills Corp.	4,830	369,833

		2,605,279

Oil, Gas & Consumable Fuels — 1.5%
Arch Coal, Inc., Class A	22,903	1,697,341
Ardmore Shipping Corp. (a)	16,595	132,594
Brigham Minerals, Inc., Class A	43,940	850,678
Callon Petroleum Co. (a)	255,152	931,305
Carrizo Oil & Gas, Inc. (a)	48,220	309,090
CONSOL Energy, Inc. (a)	6,319	80,630
Delek U.S. Holdings, Inc.	36,912	1,266,451
Denbury Resources, Inc. (a)(b)	161,407	159,228
Evolution Petroleum Corp.	294,742	1,535,606
Laredo Petroleum, Inc. (a)	446,047	963,462
Matador Resources Co. (a)	213,122	3,000,758
Montage Resources Corp. (a)	1	5
Nordic American Tankers Ltd.	127,338	460,964
Northern Oil and Gas, Inc. (a)(b)	232,895	414,553
Pacific Ethanol, Inc. (a)	133,449	64,576
PDC Energy, Inc. (a)	15,637	355,429
Peabody Energy Corp.	23,972	232,049
Penn Virginia Corp. (a)	6,536	157,844
Scorpio Tankers, Inc. (b)	72,904	2,507,169
Talos Energy, Inc. (a)(b)	50,517	1,171,994
Teekay Corp.	17,873	85,969
W&T Offshore, Inc. (a)(b)	36,804	157,521

		16,535,216

Paper & Forest Products — 0.7%
Boise Cascade Co.	209,996	7,963,048
Clearwater Paper Corp. (a)(b)	13,120	287,197

		8,250,245

Personal Products — 0.1%
elf Beauty, Inc. (a)	17,964	297,663
Natural Health Trends Corp.	30,057	173,429
USANA Health Sciences, Inc. (a)	10,949	805,846

		1,276,938

Pharmaceuticals — 2.2%
Amneal Pharmaceuticals, Inc. (a)(b)	238,325	896,102
Amphastar Pharmaceuticals, Inc. (a)(b)	63,121	1,231,491
Corcept Therapeutics, Inc. (a)	119,550	1,533,827
Dermira, Inc. (a)(b)	32,921	267,977
Endo International PLC (a)(b)	158,380	804,570
Horizon Therapeutics PLC (a)(b)	76,217	2,498,393
Innoviva, Inc. (a)	49,845	671,911
Intersect ENT, Inc. (a)	71,481	1,549,708
Intra-Cellular Therapies, Inc. (a)	20,589	199,919
Mallinckrodt PLC (a)(b)	86,471	325,996
NGM Biopharmaceuticals, Inc. (a)(b)	52,331	862,415
Pacira BioSciences, Inc. (a)(b)	41,863	1,934,908
Phibro Animal Health Corp., Class A	25,893	628,164
Prestige Consumer Healthcare, Inc. (a)	168,162	6,351,479
Reata Pharmaceuticals, Inc., Class A (a)(b)	15,997	3,121,495

Security	Shares	Value

Pharmaceuticals (continued)
Supernus Pharmaceuticals, Inc. (a)	54,338	$1,270,422
TherapeuticsMD, Inc. (a)	42,292	106,153
Tricida, Inc. (a)	10,125	404,595
Xeris Pharmaceuticals, Inc. (a)	22,704	202,747

		24,862,272

Professional Services — 2.3%
ASGN, Inc. (a)(b)	99,417	6,661,933
CRA International, Inc.	37,849	1,940,518
FTI Consulting, Inc. (a)	4,130	450,129
Insperity, Inc.	86,831	6,752,847
Kforce, Inc.	121,362	4,796,226
Korn Ferry	4,501	176,799
Mistras Group, Inc. (a)(b)	39,308	520,438
TriNet Group, Inc. (a)	72,947	3,993,848
TrueBlue, Inc. (a)(b)	18,544	432,261

		25,724,999

Real Estate Management & Development — 0.6%
RE/MAX Holdings, Inc., Class A	122,921	4,714,020
RMR Group, Inc., Class A	35,841	1,683,452

		6,397,472

Road & Rail — 0.5%
Covenant Transportation Group, Inc., Class A (a)(b)	107,899	1,449,084
Marten Transport Ltd.	74,500	1,574,185
Saia, Inc. (a)(b)	9,543	905,631
U.S. Xpress Enterprises, Inc., Class A (a)	1,600	7,680
Universal Logistics Holdings, Inc.	74,234	1,480,226

		5,416,806

Semiconductors & Semiconductor Equipment — 2.9%
Advanced Energy Industries, Inc. (a)	3,408	218,828
Ambarella, Inc. (a)(b)	128,237	7,019,693
Amkor Technology, Inc. (a)	640,871	7,748,130
Brooks Automation, Inc.	4,856	217,403
Cirrus Logic, Inc. (a)(b)	191,576	13,735,999
Cohu, Inc.	21,991	390,120
FormFactor, Inc. (a)	21,352	494,085
Inphi Corp. (a)	18,891	1,315,380
Power Integrations, Inc.	6,549	599,168
Silicon Laboratories, Inc. (a)(b)	4,625	489,926
SunPower Corp. (a)(b)	36,892	276,321

		32,505,053

Software — 5.5%
A10 Networks, Inc. (a)	139,456	930,172
Alarm.com Holdings, Inc. (a)	33,531	1,462,622
Avalara, Inc. (a)(b)	5,580	435,407
Benefitfocus, Inc. (a)	379,640	9,103,767
Blackline, Inc. (a)	3,004	161,675
Bottomline Technologies DE, Inc. (a)	99,228	4,910,794
Box, Inc., Class A (a)(b)	106,910	1,950,038
Cloudera, Inc. (a)	151,749	1,499,280
Cloudflare, Inc., Class A (a)(b)	34,883	679,521
CommVault Systems, Inc. (a)	67,494	3,416,546
Cornerstone OnDemand, Inc. (a)	46,234	2,851,251
Datadog, Inc., Class A (a)(b)	4,681	190,844
Five9, Inc. (a)	15,742	1,073,132
j2 Global, Inc.	22,581	2,190,809
Model N, Inc. (a)	45,873	1,395,457
Paylocity Holding Corp. (a)(b)	78,423	9,592,701
Progress Software Corp.	7,318	307,429
PROS Holdings, Inc. (a)(b)	23,495	1,463,504
Q2 Holdings, Inc. (a)	30,961	2,614,037
Rapid7, Inc. (a)(b)	30,722	1,722,583
RingCentral, Inc., Class A (a)(b)	36,621	6,316,024
SPS Commerce, Inc. (a)	74,503	4,196,754
SVMK, Inc. (a)	74,488	1,271,510

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Upland Software, Inc. (a)(b)	3,450	$133,549
Yext, Inc. (a)(b)	167,687	2,894,278

		62,763,684

Specialty Retail — 2.0%
American Eagle Outfitters, Inc.	40,429	605,222
America’s Car-Mart, Inc. (a)	10,034	1,096,315
Asbury Automotive Group, Inc. (a)	81,514	9,035,012
Caleres, Inc.	9,250	202,483
Children’s Place, Inc.	6,865	496,065
Conn’s, Inc. (a)	6,225	136,514
Lithia Motors, Inc., Class A	21,798	3,500,323
MarineMax, Inc. (a)	61,284	1,014,863
National Vision Holdings, Inc. (a)	6,267	189,263
Signet Jewelers Ltd.	50,162	921,476
Sonic Automotive, Inc., Class A	104,862	3,434,231
Tilly’s, Inc., Class A	41,524	409,427
Zumiez, Inc. (a)	45,279	1,337,542

		22,378,736

Textiles, Apparel & Luxury Goods — 1.5%
Crocs, Inc. (a)	99,103	3,458,695
G-III Apparel Group Ltd. (a)	80,175	2,373,180
Oxford Industries, Inc.	83,633	6,223,968
Steven Madden Ltd.	69,707	2,960,456
Wolverine World Wide, Inc.	46,268	1,485,203

		16,501,502

Thrifts & Mortgage Finance — 2.6%
Entegra Financial Corp. (a)	8,517	255,851
Essent Group Ltd.	141,097	7,710,951
Federal Agricultural Mortgage Corp., Class C	42,050	3,492,253
First Defiance Financial Corp.	39,017	1,176,363
Merchants Bancorp	40,004	719,272
OceanFirst Financial Corp.	162,705	3,901,666
Radian Group, Inc.	155,288	4,012,642
Riverview Bancorp, Inc.	226,189	1,635,346
United Community Financial Corp.	195,597	2,173,083
Walker & Dunlop, Inc.	4,031	264,595
Washington Federal, Inc.	106,582	3,923,283

		29,265,305

Tobacco — 0.2%
Vector Group Ltd.	180,510	2,426,054

Trading Companies & Distributors — 2.4%
Applied Industrial Technologies, Inc.	130,984	8,363,328
BMC Stock Holdings, Inc. (a)	172,535	5,108,761
DXP Enterprises, Inc. (a)(b)	11,014	424,369
Foundation Building Materials, Inc. (a)	99,307	2,029,835
GMS, Inc. (a)(b)	51,802	1,603,790
H&E Equipment Services, Inc.	99,691	3,289,803
Herc Holdings, Inc. (a)	56,067	2,621,693
Lawson Products, Inc. (a)	3,891	200,620

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.

Security	Shares	Value

Trading Companies & Distributors (continued)
Rush Enterprises, Inc., Class A	75,608	$3,464,359
Titan Machinery, Inc. (a)	14,169	190,856
Veritiv Corp. (a)	8,888	163,006

		27,460,420

Water Utilities — 0.1%
American States Water Co.	3,326	283,675
California Water Service Group	6,064	311,690

		595,365

Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc. (a)	148,886	1,713,678

Total Common Stocks — 98.7% (Cost: $1,006,972,779)		1,116,982,917

Rights — 0.0%

Biotechnology — 0.0%
Alder Biopharmaceuticals, Inc. — CVR (a)(c)	38,614	33,980

Metals & Mining — 0.0%
Pan American Silver Corp. - CVR (a)(c)	125,419	26,338

Total Rights — 0.0% (Cost: $—)		60,318

Total Long-Term Investments — 98.7% (Cost: $1,006,972,779)		1,117,043,235

Short-Term Securities — 7.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.53% (d)(f)	16,766,937	16,766,937
SL Liquidity Series, LLC, Money Market Series, 1.84% (d)(e)(f)	62,591,751	62,604,270

Total Short-Term Securities — 7.0% (Cost: $79,365,750)		79,371,207

Total Investments — 105.7% (Cost: $1,086,338,529)		1,196,414,442

Liabilities in Excess of Other Assets — (5.7)%		(64,723,046)

Net Assets — 100.0%		$1,131,691,396

12	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Advantage Small Cap Core Fund

(f)	During the six months ended November 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	30,107,987	(13,341,050)	16,766,937	$16,766,937	$122,966		$—	$—
SL Liquidity Series, LLC, Money Market Series	32,030,621	30,561,130	62,591,751	62,604,270	131,182	(b)	(244)	—

				$79,371,207	$254,148		$(244)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

CVR     Contingent Value Rights

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	177	12/20/19	$14,371	$195,956

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Unrealized appreciation on futures contracts(a)	$—	$—	$195,956	$—	$—	$—	$195,956

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended November 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Net Realized Gain from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	$—	$—	$737,015	$—	$—	$—	$737,015

Net Change in Unrealized Appreciation on:
Futures contracts	$—	$—	$209,902	$—	$—	$—	$209,902

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contract — long	$12,489,725

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Advantage Small Cap Core Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$1,116,982,917	$—	$—	$1,116,982,917
Rights(a)	—	—	60,318	60,318
Short-Term Securities	16,766,937	—	—	16,766,937

Subtotal	$1,133,749,854	$—	$60,318	$1,133,810,172

Investments Valued at NAV(b)				62,604,270

Total Investments				$1,196,414,442

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Equity contracts	$195,956	$—	$—	$195,956

(a)	Derivative financial instruments are futures contracts. Future contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

14	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

November 30, 2019

BlackRock Advantage Small Cap Core Fund

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $60,566,458) (cost — $1,006,972,779)	$1,117,043,235
Investments at value — affiliated (cost — $79,365,750)	79,371,207
Cash pledged for futures contracts	470,000
Receivables:
Investments sold	2,535,361
Securities lending income — affiliated	26,715
Capital shares sold	1,791,520
Dividends — affiliated	10
Dividends — unaffiliated	1,188,422
Prepaid expenses	50,498

Total assets	1,202,476,968

LIABILITIES
Cash collateral on securities loaned at value	62,598,005
Payables:
Investments purchased	6,908,930
Administration fees	35,585
Capital shares redeemed	470,512
Investment advisory fees	254,759
Trustees’ and Officer’s fees	3,947
Other accrued expenses	329,404
Other affiliates	35,675
Service and distribution fees	58,101
Variation margin on futures contracts	90,654

Total liabilities	70,785,572

NET ASSETS	$1,131,691,396

NET ASSETS CONSIST OF
Paid-in capital	$1,017,868,147
Accumulated earnings	113,823,249

NET ASSETS	$1,131,691,396

NET ASSET VALUE
Institutional — Based on net assets of $733,232,513 and 48,237,146 shares outstanding, unlimited number of shares authorized, $0.001 par value	$15.20

Investor A — Based on net assets of $276,217,581 and 18,284,446 shares outstanding, unlimited number of shares authorized, $0.001 par value	$15.11

Investor C — Based on net assets of $4,749,681 and 321,404 shares outstanding, unlimited number of shares authorized, $0.001 par value	$14.78

Class K — Based on net assets of $117,491,621 and 7,724,782 shares outstanding, unlimited number of shares authorized, $0.001 par value	$15.21

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statement of Operations  (unaudited)

Six Months Ended November 30, 2019

BlackRock Advantage Small Cap Core Fund

INVESTMENT INCOME
Dividends — unaffiliated	$7,961,695
Dividends — affiliated	122,966
Securities lending income — affiliated — net	131,182
Interest — unaffiliated	1,317
Foreign taxes withheld	(93)

Total investment income	8,217,067

EXPENSES
Investment advisory	2,228,366
Transfer agent — class specific	584,007
Service and distribution — class specific	355,863
Administration	204,313
Registration	102,721
Administration — class specific	99,091
Professional	47,987
Accounting services	45,946
Printing	29,993
Custodian	29,375
Trustees and Officer	12,999
Miscellaneous	18,296

Total expenses	3,758,957
Less:
Fees waived and/or reimbursed by the Manager	(487,983)
Administration fees waived — class specific	(99,091)
Transfer agent fees waived and/or reimbursed — class specific	(357,456)

Total expenses after fees waived and/or reimbursed	2,814,427

Net investment income	5,402,640

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	15,360,447
Investments — affiliated	(244)
Futures contracts	737,015

16,097,218

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	127,636,610
Futures contracts	209,902

127,846,512

Net realized and unrealized gain	143,943,730

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$149,346,370

See notes to financial statements.

16	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock Advantage Small Cap Core Fund
	Six Months Ended 11/30/19 (unaudited)	Year Ended 05/31/19
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,402,640	$5,917,879
Net realized gain	16,097,218	3,599,037
Net change in unrealized appreciation (depreciation)	127,846,512	(60,332,838)

Net increase (decrease) in net assets resulting from operations	149,346,370	(50,815,922)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,376,514)	(21,632,996)
Investor A	(355,759)	(8,535,809)
Investor C	—	(118,597)
Class K	(176,580)	(524,047)

Decrease in net assets resulting from distributions to shareholders	(1,908,853)	(30,811,449)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	123,169,366	437,175,198

NET ASSETS
Total increase in net assets	270,606,883	355,547,827
Beginning of period	861,084,513	505,536,686

End of period	$1,131,691,396	$861,084,513

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Core Fund
	Institutional
	Six Months Ended 11/30/19 (unaudited)		Year Ended May 31,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$13.13		$14.80	$12.70	$10.59	$11.74	$11.80

Net investment income(a)	0.08		0.13	0.11	0.10	0.08	0.08
Net realized and unrealized gain (loss)	2.02		(1.13)	2.37	2.10	(0.64)	1.02

Net increase (decrease) from investment operations	2.10		(1.00)	2.48	2.20	(0.56)	1.10

Distributions(b)
From net investment income	(0.03)		(0.11)	(0.09)	(0.06)	(0.10)	(0.04)
From net realized gain	—		(0.56)	(0.29)	(0.03)	(0.49)	(1.12)

Total distributions	(0.03)		(0.67)	(0.38)	(0.09)	(0.59)	(1.16)

Net asset value, end of period	$15.20		$13.13	$14.80	$12.70	$10.59	$11.74

Total Return(c)
Based on net asset value	16.03	%(d)	(6.89)%	19.82%	20.84%	(4.80)%	10.24%

Ratios to Average Net Assets
Total expenses	0.66	%(e)	0.70%	0.66%	1.05%	3.15%	3.43%

Total expenses after fees waived and/or reimbursed	0.50	%(e)	0.49%	0.50%	0.54%	0.69%	0.70%

Net investment income	1.15	%(e)	0.95%	0.83%	0.78%	0.80%	0.66%

Supplemental Data
Net assets, end of period (000)	$733,233		$551,833	$356,274	$56,603	$10,302	$6,122

Portfolio turnover rate	58%		100%	104%	127%	171%	148%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.

See notes to financial statements.

18	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Core Fund (continued)
	Investor A
	Six Months Ended 11/30/19 (unaudited)		Year Ended May 31,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$13.05		$14.73	$12.66	$10.56	$11.71	$11.78

Net investment income(a)	0.06		0.09	0.09	0.06	0.06	0.05
Net realized and unrealized gain (loss)	2.02		(1.13)	2.34	2.10	(0.65)	1.01

Net increase (decrease) from investment operations	2.08		(1.04)	2.43	2.16	(0.59)	1.06

Distributions(b)
From net investment income	(0.02)		(0.08)	(0.07)	(0.03)	(0.07)	(0.02)
From net realized gain	—		(0.56)	(0.29)	(0.03)	(0.49)	(1.11)

Total distributions	(0.02)		(0.64)	(0.36)	(0.06)	(0.56)	(1.13)

Net asset value, end of period	$15.11		$13.05	$14.73	$12.66	$10.56	$11.71

Total Return(c)
Based on net asset value	15.94	%(d)	(7.16)%	19.51%	20.51%	(5.02)%	9.96%

Ratios to Average Net Assets
Total expenses	1.03	%(e)	1.03%	1.08%	1.39%	3.60%	3.70%

Total expenses after fees waived and/or reimbursed	0.75	%(e)	0.75%	0.75%	0.83%	0.95%	0.95%

Net investment income	0.89	%(e)	0.69%	0.64%	0.51%	0.58%	0.43%

Supplemental Data
Net assets, end of period (000)	$276,218		$248,574	$79,515	$6,389	$3,191	$2,736

Portfolio turnover rate	58%		100%	104%	127%	171%	148%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Core Fund (continued)
	Investor C
	Six Months Ended 11/30/19 (unaudited)		Year Ended May 31,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$12.80		$14.48	$12.44	$10.44	$11.60	$11.71

Net investment income (loss)(a)	0.01		(0.01)	(0.02)	(0.03)	(0.02)	(0.04)
Net realized and unrealized gain (loss)	1.97		(1.10)	2.31	2.06	(0.64)	1.02

Net increase (decrease) from investment operations	1.98		(1.11)	2.29	2.03	(0.66)	0.98

Distributions(b)
From net investment income	—		(0.01)	—	—	(0.01)	—
From net realized gain	—		(0.56)	(0.25)	(0.03)	(0.49)	(1.09)

Total distributions	—		(0.57)	(0.25)	(0.03)	(0.50)	(1.09)

Net asset value, end of period	$14.78		$12.80	$14.48	$12.44	$10.44	$11.60

Total Return(c)
Based on net asset value	15.47	%(d)	(7.83)%	18.65%	19.47%	(5.71)%	9.22%

Ratios to Average Net Assets
Total expenses	1.73	%(e)	1.81%	1.94%	2.22%	4.41%	4.56%

Total expenses after fees waived and/or reimbursed	1.50	%(e)	1.50%	1.50%	1.57%	1.70%	1.70%

Net investment income (loss)	0.15	%(e)	(0.06)%	(0.16)%	(0.25)%	(0.19)%	(0.36)%

Supplemental Data
Net assets, end of period (000)	$4,750		$4,363	$1,373	$764	$423	$313

Portfolio turnover rate	58%		100%	104%	127%	171%	148%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.

See notes to financial statements.

20	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Core Fund (continued)
	Class K
	Six Months Ended 11/30/19 (unaudited)		Year Ended May 31,			Period from 03/28/2016(a) to 05/31/2016
			2019	2018	2017

Net asset value, beginning of period	$13.13		$14.81	$12.70	$10.60	$9.88

Net investment income(b)	0.08		0.14	0.12	0.12	0.02
Net realized and unrealized gain (loss)	2.03		(1.15)	2.37	2.07	0.70

Net increase (decrease) from investment operations	2.11		(1.01)	2.49	2.19	0.72

Distributions(c)
From net investment income	(0.03)		(0.11)	(0.09)	(0.06)	—
From net realized gain	—		(0.56)	(0.29)	(0.03)	—

Total distributions	(0.03)		(0.67)	(0.38)	(0.09)	—

Net asset value, end of period	$15.21		$13.13	$14.81	$12.70	$10.60

Total Return(d)
Based on net asset value	16.13	%(e)	(6.93)%	19.94%	20.74%	7.29	%(e)

Ratios to Average Net Assets
Total expenses	0.57	%(f)	0.61%	0.65%	1.62%	3.59	%(f)

Total expenses after fees waived and/or reimbursed	0.45	%(f)	0.45%	0.45%	0.45%	0.60	%(f)

Net investment income	1.20	%(f)	1.00%	0.90%	0.95%	0.83	%(f)

Supplemental Data
Net assets, end of period (000)	$117,492		$56,316	$68,375	$58,557	$214

Portfolio turnover rate	58%		100%	104%	127%	171	%(g)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Advantage Small Cap Core Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 10 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

Prior Year Reorganization: The Board of Trustees of the Trust (the “Board”), the Board of Trustees of State Farm Mutual Fund Trust and shareholders of State Farm Small/Mid Cap Equity Fund (the “Target Fund”) approved the reorganization of the Target Fund into the Fund. As a result, the Fund acquired all of the assets and assumed certain stated liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of the Fund.

Each shareholder of the Target Fund received shares of the Fund in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s Target Fund shares, as determined at the close of business on November 16, 2018, less the costs of the Target Fund’s reorganization.

The reorganization was accomplished by a tax-free exchange of shares of the Fund in the following amounts and at the following conversion ratios:

Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	Fund’s Share Class	Shares of the Fund
Class A	7,126,838	0.75888860	Investor A	5,408,476
Class B	125,802	0.68575337	Investor A	86,269
Institutional	4,346,454	0.78381192	Institutional	3,406,803
Class R-1	191,852	0.70344278	Investor A	134,957
Class R-2	857,908	0.73130103	Investor A	627,389
Class R-3	127,368	0.77373804	Institutional	98,550
Legacy Class B	130,671	0.66507916	Investor A	86,907
Premier	8,816,419	0.73670003	Investor A	6,495,056

The Target Fund’s net assets and composition of net assets on November 16, 2018, the valuation date of the reorganization, were as follows:

Target Fund
Net assets	$223,658,309
Paid-in capital	229,294,750
Accumulated loss	(5,636,441)

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets of the Fund before the reorganization were $549,465,399. The aggregate net assets of the Fund immediately after the reorganization amounted to $773,123,708. The Target Fund’s fair value and cost of investments prior to the reorganization were as follows:

Target Fund	Fair Value of Investments	Cost of Investments
State Farm Small/Mid Cap Equity Fund	$215,469,047	$221,094,974

The purpose of the transaction was to combine the assets of the Target Fund with the assets of the Fund. The reorganization was a tax-free event and was effective on November 19, 2018.

22	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Assuming the reorganization had been completed on June 1, 2018, the beginning of the fiscal reporting period of the Fund, the pro forma results of operations for the year ended May 31, 2019, are as follows:

•	Net investment income: $7,054,366

•	Net realized and change in unrealized loss on investments: $(70,245,909)

•	Net decrease in net assets resulting from operations: $(63,191,543)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since November 19, 2018.

Reorganization costs incurred by the Fund in connection with the reorganization were expensed by the Fund. The Manager reimbursed the Fund $161,500.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•

The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements  (unaudited) (continued)

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of November 30, 2019, certain investments of the Fund were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

24	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Fund’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
Barclays Capital, Inc.	$77,285	$(77,285)	$—
BNP Paribas Securities Corp.	15,250	(15,250)	—
BofA Securities, Inc.	5,600	(5,600)	—
Citigroup Global Markets, Inc.	13,285,705	(13,285,705)	—
Credit Suisse Securities (USA) LLC	7,728,839	(7,728,839)	—
Deutsche Bank Securities, Inc.	1,203,021	(1,203,021)	—
JP Morgan Securities LLC	23,383,232	(23,383,232)	—
Morgan Stanley & Co. LLC	13,465,268	(13,465,268)	—
State Street Bank & Trust Co.	1,074,694	(1,074,694)	—
TD Prime Services LLC	327,564	(327,564)	—

	$60,566,458	$(60,566,458)	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements  (unaudited) (continued)

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fee

First $1 Billion	0.45%
$1 Billion - $3 Billion	0.42
$3 Billion - $5 Billion	0.41
$5 Billion - $10 Billion	0.39
Greater than $10 Billion	0.38

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Investor A	Investor C

Service Fee	0.25%	0.25%
Distribution Fee	—	0.75

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended November 30, 2019, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A	Investor C	Total

$333,167	$22,696	$355,863

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee

First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400
$1 Billion - $2 Billion	0.0375
$2 Billion - $4 Billion	0.0350
$4 Billion - $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended November 30, 2019, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Class K	Total
$63,813	$26,596	$452	$8,230	$99,091

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2019, the Fund paid $85,260 to affiliates of BlackRock in return for these services to Institutional Shares, which are included in transfer agent — class specific in the Statement of Operations.

26	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended November 30, 2019, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Investor C	Class K	Total
$1,593	$6,124	$304	$39	$8,060

For the six months ended November 30, 2019, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Class K	Total
$303,162	$276,855	$3,611	$379	$584,007

Other Fees: For the six months ended November 30, 2019, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $8,548.

For the six months ended November 30, 2019, affiliates received CDSCs as follows:

Investor A	$191
Investor C	1,049

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to the Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended November 30, 2019, the amount waived was $4,537.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through September 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended November 30, 2019, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Investor C	Class K
0.50%	0.75%	1.50%	0.45%

The Manager has agreed not to reduce or discontinue these contractual expense limitations through September 30, 2021, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended November 30, 2019, the Manager waived and/or reimbursed $483,446, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

These amounts waived and/or reimbursed are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations. For the six months ended November 30, 2019, class specific expense waivers and/or reimbursements are as follows:

	Institutional	Investor A	Investor C	Class K	Total
Administration Fees Waived	$ 63,813	$ 26,596	$ 452	$8,230	$ 99,091
Transfer Agent Fees Waived and/or Reimbursed	143,400	211,089	2,588	379	357,456

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) the Fund has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective March 14, 2020, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements  (unaudited) (continued)

As of November 30, 2019, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

Expiring March 14, 2020
Fund Level	$1,696,907
Institutional	567,216
Investor A	588,019
Investor C	11,639
Class K	24,993

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Fund. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 73.5% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 80% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended November 30, 2019, the Fund paid BIM $41,858 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended November 30, 2019, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

7.	PURCHASES AND SALES

For the six months ended November 30, 2019, purchases and sales of investments, excluding short-term securities, were $694,743,473 and $566,885,327, respectively.

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended May 31, 2019. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of November 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

28	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

As of November 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S federal income tax purposes were as follows:

Tax cost	$1,093,660,220

Gross unrealized appreciation	$145,716,514
Gross unrealized depreciation	(42,766,336)

Net unrealized appreciation	$102,950,178

9.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. Prior to April 18, 2019, Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2019, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements  (unaudited) (continued)

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/19		Year Ended 05/31/19
	Shares	Amount	Shares	Amount

Institutional
Shares issued in the reorganization (a)	—	$—	3,505,353	$48,158,360
Shares sold	11,733,436	163,528,294	27,459,862	382,948,737
Shares issued in reinvestment of distributions	97,517	1,375,963	1,601,351	21,595,911
Shares redeemed	(5,634,419)	(78,879,567)	(14,592,965)	(194,281,935)

Net increase	6,196,534	$86,024,690	17,973,601	$258,421,073

Investor A
Shares issued in the reorganization (a)	—	$—	12,839,054	$175,499,949
Shares sold and automatic conversion of shares	2,274,194	32,088,081	3,330,822	44,649,411
Shares issued in reinvestment of distributions	25,347	355,621	652,504	8,532,371
Shares redeemed	(3,064,578)	(43,360,427)	(3,170,434)	(43,385,981)

Net increase (decrease)	(765,037)	$(10,916,725)	13,651,946	$185,295,750

Investor C
Shares sold	53,929	$736,499	298,315	$4,186,270
Shares issued in reinvestment of distributions	—	—	9,104	118,839
Shares redeemed and automatic conversion of shares	(73,465)	(1,012,244)	(61,275)	(824,049)

Net increase (decrease)	(19,536)	$(275,745)	246,144	$3,481,060

Class K
Shares sold	3,918,736	$55,154,311	4,322,302	$60,859,074
Shares issued in reinvestment of distributions	12,473	176,126	37,947	515,263
Shares redeemed	(494,172)	(6,993,291)	(4,689,101)	(71,397,022)

Net increase (decrease)	3,437,037	$48,337,146	(328,852)	$(10,022,685)

Total Net Increase	8,848,998	$123,169,366	31,542,839	$437,175,198

(a)	See Note 1 regarding the reorganization.

As of November 30, 2019, BlackRock HoldCo 2, Inc., an affiliate of the Fund, owned 13,006 Class K Shares of the Fund.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

30	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BlackRock FundsSM, on behalf of BlackRock Advantage Small Cap Core Fund, met on November 12-13, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the BlackRock open-end funds, excluding money market funds (each, a “Fund”), pursuant to the Liquidity Rule. The Board has appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity bucketing methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed historical net redemption activity, and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: The Committee considered the terms of the credit facility applicable to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio and BlackRock Credit Strategies Income Fund, each a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	31

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Robert M. Hernandez, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Lisa Belle, Anti-Money Laundering Compliance Officer

Janey Ahn, Secretary

Effective September 19, 2019, Lisa Belle replaced John MacKessy as the Anti-Money Laundering Compliance Officer of the Trust.

Effective September 19, 2019, Janey Ahn replaced Benjamin Archibald as the Secretary of the Trust.

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

32	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at sec.gov. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at blackrock.com.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	33

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

34	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

blackrock.com    |    877-275-1255 (1-877-ASK-1BLK)

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

SC2-11/19-SAR

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies – Not Applicable

Item 13	–	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock	Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

  Date: February 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

  Date: February 3, 2020

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

  Date: February 3, 2020

3